Note 5 - Share Based Compensation - Expenses for Continuing Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation expense	$ 71,375	$ 109,697	$ 387,907	$ 314,715
Selling, General and Administrative Expenses [Member]
Share-based compensation expense	55,453	92,426	310,017	269,368
Research and Development Expense [Member]
Share-based compensation expense	$ 15,922	$ 17,271	$ 77,890	$ 45,347